Filed Pursuant to Rule 497(e)
                                   File Number 33-80784


                     [MENTOR INVESTMENT GROUP LOGO]



                                 MENTOR
                          INSTITUTIONAL TRUST
                       Supplement to Prospectuses
                          dated March 1, 1999

Several changes to the Portfolios will be considered by shareholders at a special meeting of shareholders in October 1999. These changes are being proposed in connection with efforts to integrate the Mentor Family of Funds and the Evergreen Family of Funds, both of which are managed by affiliates of First Union National Bank.

1. CONVERSIONS INTO SERIES OF DELAWARE BUSINESS TRUSTS AND NAME
CHANGES. Shareholders will be asked to consider conversions of the Portfolios from series of Mentor Institutional Trust, a Massachusetts business trust, into series of various Evergreen Delaware business trusts. As part of the conversions, the Portfolios also expect to change their names as follows:


                         Mentor Fixed-Income Portfolio
                   Mentor Perpetual International Portfolio
                     Evergreen Select Fixed Income Fund II
                    Evergreen Perpetual International Fund

2. INVESTMENT OBJECTIVES AND STANDARDIZATION OF INVESTMENT RESTRICTIONS. Shareholders will also be asked to consider the reclassification of the Portfolios' investment objectives as non-fundamental (meaning they could be altered without the approval of shareholders), and standardization of the Portfolios' investment restrictions to bring them more closely in line with those of the Evergreen Funds.

IF YOU WOULD LIKE ADDITIONAL INFORMATION CONCERNING ANY OF THE PORTFOLIOS, PLEASE CALL MENTOR SERVICES COMPANY, INC. AT 1-800-869-6042.

                                                                 August 18, 1999

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                     [MENTOR INVESTMENT GROUP LOGO]




                       MENTOR INSTITUTIONAL TRUST
                               SNAP FUND
                        Supplement to Prospectus
                         dated October 30, 1998

Several changes to the Fund will be considered by shareholders at a special meeting of shareholders in October 1999. These changes are being proposed in connection with efforts to integrate the Mentor Family of Funds and the Evergreen Family of Funds, both of which are managed by affiliates of First Union National Bank.

1. CONVERSION INTO A SERIES OF A DELAWARE BUSINESS TRUST. Shareholders will be asked to consider a conversion of the Fund from a series of Mentor Institutional Trust, a Massachusetts business trust, into a series of Evergreen Select Money Market Trust, a Delaware business trust.

IF YOU WOULD LIKE ADDITIONAL INFORMATION CONCERNING THE FUND, PLEASE CALL MENTOR SERVICES COMPANY, INC. AT 1-800-869-6042.

                                                                 August 18, 1999